Basis of Preparation	12 Months Ended
Mar. 31, 2023
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation
2.	Basis of preparation:
(a)	Accounting framework:

These consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP) as codified in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC).

(b)	Functional and reporting currency:

Effective March 31, 2022, the Company changed its reporting currency from Canadian dollars (“CAD”) to U.S. dollars (“USD”). This change in reporting currency has been applied retroactively such that all amounts in the consolidated financial statements of the Company and the accompanying notes thereto are expressed in U.S. dollars. References to "$" and "USD" are U.S dollars and references to “CAD $” and "CAD" are to Canadian dollars. For comparative purposes, historical consolidated financial statements were recast in U.S. dollars by translating (i) assets and liabilities at the closing exchange rate in effect at the end of the respective period, (ii) revenues, expenses and cash flows at the average exchange rate in effect for the respective period and (iii) equity transactions at historical exchange rates. Translation gains and losses are included as part of the cumulative foreign currency translation adjustment, which is reported as a component of shareholders’ equity under accumulated other comprehensive loss.

The assets and liabilities of foreign operations with a functional currency other than the U.S. dollar are translated into U.S. dollars at the exchange rate in effect at the balance sheet date. Revenue and expenses are translated at the monthly average exchange rates for the period. Differences arising from the exchange rate changes are recorded within foreign currency translation adjustments, a component of other comprehensive income (loss).

Transactions in foreign currencies are translated to the respective functional currencies of the Company’s subsidiaries at the average exchange rates for the period. The monetary items denominated in currencies other than the functional currency of a subsidiary are translated at the exchange rates prevailing at the balance sheet date. Non-monetary items denominated in currencies other than the functional currency are translated at historical rates. Gains and losses resulting from re-measurement are recorded in the Company’s consolidated statement of loss as foreign exchange gain (loss).

As a result of the divestiture of its Canadian cannabis business, a significant portion of its remaining revenues, expenses, assets and liabilities are denominated in US dollars. In addition and as a result of the increasing operations in the U.S., Neptune changed its functional currency from Canadian dollars (“CAD”) to U.S. dollars (“USD”), effective October 1, 2022. This change in functional currency has been applied prospectively from the date of the change.

All assets and liabilities were reported using the same USD values as previously reported under the USD reporting currency described above.  The cumulative translation account in Neptune was effectively frozen and the accumulated balance as at September 30, 2022 is carried forward. Changes in the cumulative translation account after October 1, 2022 relate to conversion of subsidiary financial statements whose functional currency is not USD. As of October 1, 2022, the 2020 Warrants and 2021 Warrants no longer met the criteria for liability classification as a result of the change in functional currency and therefore were reclassified to equity on this date (see note 14(f)).

(c)	Use of estimates:

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from the estimates made by management.

Estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Estimates include the following:

●	Estimating the write down of inventory.
●	Estimating expected credit losses for receivables.
●	Estimating the recoverable amount of non-financial assets, to determine and measure impairment losses on goodwill, intangibles, and property, plant and equipment.
●	Estimating the lease term of contracts with extension options and termination options.
●	Estimating the revenue from contracts with customers subject to variable consideration.
●	Estimating the fair value of bonus, options and warrants that are based on market and non-market conditions (note 12).
●	Estimating the fair value of the identifiable assets acquired, liabilities assumed, and consideration transferred of the acquired business, including the related contingent consideration and call option.
●	Estimating the litigation provision as it depends upon the outcome of proceedings (note 11).